Property, Plant and Equipment, Net	12 Months Ended
Nov. 30, 2013
Property, Plant and Equipment, Net.
Property, Plant and Equipment, Net

7.                                      Property, Plant and Equipment, Net

	November 30,
	2013	2012
Land	$1,421	$1,421
Buildings and leasehold improvements	17,622	16,250
Machinery and equipment	138,822	139,342
	157,865	157,013
Accumulated depreciation	(116,270)	(116,819)
	$41,595	$40,194

Depreciation expense during the years ended November 30, 2013, 2012 and 2011 was $15,760, $17,936 and $19,405 respectively. For the years ended November 30, 2013, 2012 and 2011 the Company disposed of fully-depreciated machinery and equipment with a recorded cost of $16,309, $4,158 and $5,927 respectively.